RELATED PARTIES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Sales and others, related parties	R$ 336.7	R$ 74.9	R$ 246.6
Service fees / reimbursement of expenses and other receivables	251.1	116.1	14.8
Royalties income, related parties	46.3	35.4	22.5
Product purchases and other, related parties	(1,836.5)	(1,787.0)	(2,550.9)
Royalty expense, related parties	(1,103.4)	(888.6)	(736.7)
Net finance cost, related parties	56.9	184.3	247.9
Anheuser-Busch InBev N.V. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables	188.1	97.2	5.2
Royalties income, related parties	0.2	0.1	0.1
Product purchases and other, related parties	(5.7)	(0.5)	21.0
Royalty expense, related parties	(242.5)	(143.3)	(146.8)
Net finance cost, related parties	70.4	64.0	208.7
Anheuser-Busch Package [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(284.6)	(235.5)	(356.8)
Royalty expense, related parties
Net finance cost, related parties
Anheuser-Busch Procurement [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(1.2)		(18.1)
Royalty expense, related parties
Net finance cost, related parties		(0.5)
Anheuser Busch Inbev Services Llc [Member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	0.3	0.3
Service fees / reimbursement of expenses and other receivables	2.0	8.1
Royalties income, related parties
Product purchases and other, related parties
Royalty expense, related parties
Net finance cost, related parties
Anheuser-Busch Inbev USA LLC [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties			3.1
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties	46.1	35.3	22.4
Product purchases and other, related parties	(475.5)	(464.5)	(653.6)
Royalty expense, related parties	(546.4)	(454.5)	(479.2)
Net finance cost, related parties		(0.2)
Bavaria S.A. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	317.9	72.3	32.0
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(50.9)	(56.7)	(56.7)
Royalty expense, related parties
Net finance cost, related parties
Cerveceria Modelo de Mexico S. de R.L. de C.V. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	0.4	0.9	124.4
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(894.5)	(959.2)	(1,227.5)
Royalty expense, related parties	(280.2)	(275.7)	(96.1)
Net finance cost, related parties	(13.5)
Inbev Belgium N.V. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties	(49.4)	(41.9)	(129.8)
Royalty expense, related parties
Net finance cost, related parties
Interbrew International B.V. [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties
Royalty expense, related parties
Net finance cost, related parties	(2.1)	120.0	37.3
Other related parties [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties	18.1	1.4	84.8
Service fees / reimbursement of expenses and other receivables	61.0	10.8	9.6
Royalties income, related parties
Product purchases and other, related parties	(74.7)	(28.7)	(79.7)
Royalty expense, related parties	(34.3)	(15.1)	(14.6)
Net finance cost, related parties	R$ 2.1	R$ 1.0	1.9
Ambev Peru [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties			0.6
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties
Royalty expense, related parties
Net finance cost, related parties
Cervecerias Peruanas [member]
IfrsStatementLineItems [Line Items]
Sales and others, related parties			1.7
Service fees / reimbursement of expenses and other receivables
Royalties income, related parties
Product purchases and other, related parties			(49.6)
Royalty expense, related parties
Net finance cost, related parties